CASH DISTRIBUTIONS - Distributions by Payment Date (Details) - USD ($)																																3 Months Ended											9 Months Ended	12 Months Ended
	Aug. 11, 2017	Jul. 20, 2017	May 15, 2017	Apr. 25, 2017	Feb. 14, 2017	Jan. 23, 2017	Nov. 14, 2016	Oct. 20, 2016	Aug. 12, 2016	Jul. 21, 2016	May 13, 2016	Apr. 21, 2016	Feb. 12, 2016	Jan. 21, 2016	Nov. 13, 2015	Oct. 22, 2015	Aug. 14, 2015	Jul. 23, 2015	May 15, 2015	Apr. 23, 2015	Apr. 01, 2015	Feb. 13, 2015	Jan. 22, 2015	Nov. 14, 2014	Oct. 23, 2014	Aug. 14, 2014	Jul. 23, 2014	May 15, 2014	Apr. 25, 2014	Feb. 14, 2014	Jan. 16, 2014	Mar. 31, 2017		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Distributions
General Partner 2% paid					$ 2,000,000		$ 1,000,000		$ 1,000,000		$ 1,000,000		$ 1,000,000		$ 1,000,000		$ 2,000,000		$ 1,000,000			$ 1,000,000		$ 1,000,000		$ 1,000,000		$ 1,000,000		$ 1,000,000
General Partner IDRs paid					2,000,000		2,000,000		2,000,000		1,000,000		1,000,000		1,000,000		1,000,000							1,000,000																				$ 6,000,000		$ 2,000,000		$ 1,000,000
Total cash distributions 10K					$ 90,000,000		$ 66,000,000		$ 65,000,000		$ 60,000,000		$ 71,000,000		$ 59,000,000		$ 59,000,000		$ 55,000,000			$ 55,000,000		$ 55,000,000		$ 54,000,000		$ 52,000,000		$ 51,000,000				$ 66,000,000	$ 65,000,000	$ 60,000,000	$ 71,000,000		$ 59,000,000	$ 59,000,000	$ 55,000,000	$ 55,000,000		250,000,000	[1]	228,000,000	[1]	$ 212,000,000	[1]
Common units
Distributions
Per Unit Distribution, declared (in dollars per unit)						$ 0.94		$ 0.94		$ 0.94		$ 0.89		$ 0.89		$ 0.89		$ 0.89		$ 0.84			$ 0.84		$ 0.84		$ 0.84		$ 0.81		$ 0.81
Per Unit Distribution, paid (in dollars per unit)					$ 0.94		$ 0.94		$ 0.94		$ 0.89		$ 0.89		$ 0.89		$ 0.89		$ 0.84			$ 0.84		$ 0.84		$ 0.84		$ 0.81		$ 0.81		$ 0.94					$ 0.89
Limited Partners, Distribution declared						$ 64,000,000		$ 63,000,000		$ 62,000,000		$ 58,000,000		$ 57,000,000		$ 57,000,000		$ 56,000,000		$ 54,000,000			$ 54,000,000		$ 53,000,000		$ 53,000,000		$ 51,000,000		$ 50,000,000
Limited partners, distributions paid					$ 64,000,000		$ 63,000,000		$ 62,000,000		$ 58,000,000		$ 57,000,000		$ 57,000,000		$ 56,000,000		$ 54,000,000			$ 54,000,000		$ 53,000,000		$ 53,000,000		$ 51,000,000		$ 50,000,000
Total Cash Distribution																																$ 68,000,000					$ 60,000,000
Class B units
Distributions
Limited Partners, Distribution declared						$ 22,000,000								$ 12,000,000																		22,000,000
Limited partners, distributions paid					22,000,000								$ 12,000,000																			$ 22,000,000	[1]				$ 12,000,000	[1]						$ 12,000,000	[1]
GTN | Class B units | TransCanada | Distributions
Distributions
Portion of GTN's annual distributions to which the Class B units are entitled to receive a percentage share of the distributions above threshold (as a percent)																					30.00%											30.00%												30.00%
Percentage applied to GTN's distributable cash flow																																30.00%											30.00%	30.00%
Threshold of GTN's distributions for payment to Class B units					20,000,000																											$ 20,000,000											$ 15,000,000	$ 20,000,000		$ 15,000,000
Subsequent event
Distributions
Total Cash Distribution	$ 74,000,000		$ 68,000,000		68,000,000
Subsequent event | Common units
Distributions
Per Unit Distribution, declared (in dollars per unit)	$ 0.06	$ 1.00		$ 0.94		$ 0.94
Limited Partners, Distribution declared	$ 69,000,000		$ 65,000,000	$ 65,000,000	64,000,000
Subsequent event | Class B units
Distributions
Limited Partners, Distribution declared						$ 22,000,000
Limited partners, distributions paid					$ 22,000,000

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).